RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
23. RELATED PARTY TRANSACTIONS

The remuneration of directors and executive officers is determined by the compensation committee of the Board of Directors. The directors’ fees, consulting fees and other compensation of directors and executive officers were as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Officer salaries and short-term benefits	$10,661	$8,230
Share based payment expense	4,237	4,478
Directors fees	600	512
Severance payments	461	—
	$15,959	$13,220

Related party transactions are measured at the exchange amount which is the consideration agreed to between the parties.

The Company chartered an aircraft owned by a Company controlled by the ex-Chairman of the Board during his tenure at the Company which ended on May 7, 2019. The total expense was $68 during the year ended December 31, 2019 (year ended December 31, 2018 - $177).

The Company entered into contracts with wholly-owned subsidiaries of Gekko Systems, a global mineral processing and equipment company. The total expense was $61 during the year ended December 31, 2019. Ms. Elizabeth Lewis-Gray, a member of the Company’s Board of Directors effective September 26, 2019, is the Co-founder, Chair and Managing Director of Gekko Systems.